Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating losses carried forward	$ 4,917,178	$ 4,486,562
Oil and gas properties	77,556	77,556
Stock compensation expense	1,299,471	1,228,834
Other	233	233
Total deferred income tax assets	6,294,437	5,793,185
Valuation allowance	(6,294,437)	(5,793,185)
Net deferred income tax asset